OTHER COMPREHENSIVE GAIN (LOSS)	12 Months Ended
Dec. 31, 2017
OTHER COMPREHENSIVE GAIN (LOSS)

3. OTHER COMPREHENSIVE GAIN (LOSS)

Other comprehensive gain (loss) consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as its functional currency and changes in the unrealized gains (losses) on cash flow hedging instruments and available-for-sale securities. The tax effects allocated to each component of other comprehensive loss were as follows:

Years Ended December 31,	2017	2016	2015
Foreign currency translation adjustment	$15,993	$6,211	$(39,378)

Unrealized (loss) gain on cash flow hedging instruments	(961)	(1,321)	3,716
Income tax benefit (expense)	259	356	(1,003)

Unrealized (loss) gain on cash flow hedging instruments, net of tax	(702)	(965)	2,713

Reclassification of (gain) loss on cash flow hedging instruments into earnings	(491)	442	(2,730)
Income tax expense (benefit)	133	(119)	737

Reclassification of (gain) loss on cash flow hedging instruments into earnings, net of tax	(358)	323	(1,993)

Unrealized gain (loss) on available-for-sale securities	51	27	(12)
Income tax (expense) benefit	(66)	(13)	4

Unrealized (loss) gain on available-for-sale securities, net of tax	(15)	14	(8)

Other comprehensive gain (loss)	$14,918	$5,583	$(38,666)

The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2017	2016	2015
Foreign currency translation adjustment:
Beginning balance	$(43,459)	$(47,204)	$(23,623)
Current period other comprehensive gain (loss)	9,960	3,745	(23,581)

Ending balance	(33,499)	(43,459)	(47,204)

Cash flow hedging instruments:
Beginning balance	215	600	168
Current period other comprehensive (loss) income	(421)	(579)	1,628
Less reclassification adjustment	(215)	194	(1,196)

Ending balance	(421)	215	600

Available-for-sale securities:
Beginning balance	(286)	(300)	(292)
Current period other comprehensive (loss) income	(15)	14	(8)

Ending balance	(301)	(286)	(300)

Accumulated other comprehensive loss, net of tax	$(34,221)	$(43,530)	$(46,904)